INVENTORIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Handsets and accessories	₽ 10,290	₽ 15,201
SIM cards and prepaid phone cards	1,495	853
Software and equipment for installation and resale	1,433	364
Advertising and other materials	630	1,934
TV equipment for resale	305	449
Spare parts for telecommunication equipment	46	180
Total inventories	₽ 14,199	₽ 18,981
Expected utilization after year end of spare parts for telecommunication equipment, in months	12 months